Debt - Schedule of Maturities (Details) $ in Millions	Dec. 31, 2022 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2023	$ 0
2024	2,000
2025	2,051
2026	1,608
2027	1,612
Thereafter	4,861
Total	$ 12,132